PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
Depreciation on renewable power generating assets is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

(YEARS)	Useful Lives
Dams	Up to 115
Penstocks	Up to 60
Powerhouses	Up to 115
Hydroelectric generating units	Up to 115
Wind generating units	Up to 30
Solar generating units	Up to 35
Gas-fired cogenerating (“Cogeneration”) units	Up to 40
Other assets	Up to 60
Depreciation on utilities, transport, midstream and data assets is calculated on a straight-line or declining balance basis over the estimated service lives of the components of the assets, which are as follows:

(YEARS)	Useful Lives
Buildings	Up to 75
Transmission stations, towers and related fixtures	Up to 40
Leasehold improvements	Up to 50
Plant and equipment	Up to 40
Network systems	Up to 65
Track	Up to 40
District energy systems	Up to 50
Pipelines	Up to 20
Gas storage assets	Up to 50
Depreciation on hospitality assets is calculated on a straight-line basis over the estimated useful lives of each component of the asset as follows:

(YEARS)	Useful Lives
Building and building improvements	5 to 50 +
Land improvements	15
Furniture, fixtures and equipment	2 to 15
PP&E is depreciated for each component of the following asset classes as follows:

On a straight-line basis (YEARS)	Useful Lives
Buildings	Up to 50
Leasehold improvements	Up to 40
Machinery and equipment	Up to 20
Vessels	Up to 35

Not on a straight-line basis	Useful Lives
Oil and gas related equipment	Units of production
PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Costs	$28,838	$27,820	$31,212	$22,454	$9,251	$9,890	$18,770	$17,269	$88,071	$77,433
Accumulated fair value changes	24,238	20,465	4,626	3,777	393	1,366	(873)	(643)	28,384	24,965
Accumulated depreciation	(7,870)	(6,690)	(3,671)	(2,459)	(1,212)	(1,527)	(3,693)	(2,458)	(16,446)	(13,134)
Total[1]	$45,206	$41,595	$32,167	$23,772	$8,432	$9,729	$14,204	$14,168	$100,009	$89,264
1.As at December 31, 2020, the total includes $3.9 billion (December 31, 2019 – $3.7 billion) of property, plant and equipment leased to third parties as operating leases. Our ROU PP&E assets include $4.1 billion (December 31, 2019 – $2.2 billion) in our Infrastructure segment, $856 million (December 31, 2019 – $796 million) in our Real Estate segment, $393 million (December 31, 2019 – $1.1 billion) in our Renewable Power segment and $1.3 billion (December 31, 2019 – $1.3 billion) in Private Equity and other segments, totaling $6.7 billion (December 31, 2019 – $5.4 billion) of ROU assets.
Renewable Power, Infrastructure and Real Estate segments carry property, plant and equipment assets at fair value, classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs when determining fair value. Private Equity and other segments carry property, plant and equipment assets at amortized cost. The carrying amount that would have been recognized had our assets been accounted for under the cost model is $59.0 billion (2019 – $51.7 billion). As at December 31, 2020, $80.2 billion (2019 – $66.3 billion) of property, plant and equipment, at cost, were pledged as collateral for the property debt at their respective properties.
a)    Renewable Power
Our renewable power property, plant and equipment consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019
Cost, beginning of year	$14,074	$13,843	$8,459	$7,968	$5,287	$4,297	$27,820	$26,108
Changes in basis of accounting	—	83	—	321	—	3	—	407
Additions, net of disposals and assets reclassified as held for sale	425	162	(9)	(342)	284	280	700	100
Acquisitions through business combinations	—	—	—	566	661	742	661	1,308
Foreign currency translation	(600)	(14)	(52)	(54)	309	(35)	(343)	(103)
Cost, end of year	13,899	14,074	8,398	8,459	6,541	5,287	28,838	27,820

Accumulated fair value changes, beginning of year	16,927	15,416	2,588	2,079	950	765	20,465	18,260
Fair value changes	3,221	1,369	402	669	530	195	4,153	2,233
Dispositions and assets reclassified as held for sale	—	—	—	(126)	—	(35)	—	(161)
Foreign currency translation	(283)	142	(82)	(34)	(15)	25	(380)	133
Accumulated fair value changes, end of year	19,865	16,927	2,908	2,588	1,465	950	24,238	20,465

Accumulated depreciation, beginning of year	(4,412)	(3,879)	(1,781)	(1,358)	(497)	(260)	(6,690)	(5,497)
Depreciation expenses	(517)	(532)	(546)	(502)	(302)	(245)	(1,365)	(1,279)
Dispositions and assets reclassified as held for sale	17	7	25	101	9	9	51	117
Foreign currency translation	181	(8)	9	(22)	(56)	(1)	134	(31)
Accumulated depreciation, end of year	(4,731)	(4,412)	(2,293)	(1,781)	(846)	(497)	(7,870)	(6,690)
Balance, end of year	$29,033	$26,589	$9,013	$9,266	$7,160	$5,740	$45,206	$41,595
The following table presents our renewable power property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2020	2019
North America	$28,044	$25,617
Colombia	8,150	7,353
Europe	4,912	3,770
Brazil	3,005	3,575
Other[1]	1,095	1,280
	$45,206	$41,595
1.Other refers primarily to China, India and Chile in both 2020 and 2019.
Renewable power assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2020. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of renewable power assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily impacted by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2020 and 2019 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rate
Contracted	4.1 – 4.5%	4.6 – 4.9%	7.3%	8.2%	8.1%	9.0%	3.0 – 3.6%	3.5 – 4.0%
Uncontracted	5.6 – 6.0%	6.1 – 6.4%	8.6%	9.5%	9.4%	10.3%	3.6 – 4.7%	4.0 – 5.3%
Terminal capitalization rate[1]	5.8 – 6.2%	6.2 – 6.7%	n/a	n/a	8.9%	9.8%	n/a	n/a
Exit date	2041	2040	2048	2047	2040	2039	2035	2035
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Terminal values are included in the valuation of hydroelectric assets in the U.S., Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset without consideration of potential renewal value. The weighted-average remaining duration as at December 31, 2020, which includes a one-time 30-year renewal for applicable hydroelectric assets completed in the current year, is 32 years (2019 – 32 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil.
Key assumptions on contracted generation and future power pricing are summarized below:

	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
AS AT DEC. 31, 2020 (MILLIONS)	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	43%	13%	96	90	65	117
Brazil (prices in R$/MWh)	70%	30%	306	396	245	328
Colombia (prices in COP$/MWh)	27%	—%	220,000	N/A	265,000	384,000
Europe (prices in €/MWh)	87%	56%	167	255	68	54

The company’s estimate of future renewable power pricing is based on management’s estimate of the cost of securing new energy from renewable sources to meet future demand between 2023 and 2035 (2019 – between 2023 and 2035), which will maintain system reliability and provide adequate levels of reserve generation.
b)    Infrastructure
Our infrastructure property, plant and equipment consists of the following:

	Utilities		Transport		Midstream		Data		Sustainable Resources and Other		Total
AS AT AND FOR THE YEAR ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Cost, beginning of year	$8,654	$6,248	$8,309	$2,495	$3,971	$2,443	$1,131	$444	$389	$429	$22,454	$12,059
Changes in basis of accounting	—	110	—	356	—	108	—	633	—	—	—	1,207
Additions, net of disposals and assets reclassified as held for sale	550	34	146	171	277	136	51	(43)	(16)	(25)	1,008	273
Acquisitions through business combinations	—	2,135	—	5,283	—	1,197	7,334	95	—	—	7,334	8,710
Foreign currency translation	102	127	243	4	73	87	77	2	(79)	(15)	416	205
Cost, end of year	9,306	8,654	8,698	8,309	4,321	3,971	8,593	1,131	294	389	31,212	22,454

Accumulated fair value changes, beginning of year	2,187	2,002	857	810	317	221	—	—	416	447	3,777	3,480
Disposition and assets reclassified as held for sale	—	(416)	—	—	—	—	—	—	—	(37)	—	(453)
Fair value changes	652	572	113	45	21	92	—	—	6	6	792	715
Foreign currency translation	78	29	77	2	—	4	—	—	(98)	—	57	35
Accumulated fair value changes, end of year	2,917	2,187	1,047	857	338	317	—	—	324	416	4,626	3,777

Accumulated depreciation, beginning of year	(1,172)	(985)	(950)	(744)	(208)	(120)	(88)	—	(41)	(40)	(2,459)	(1,889)
Depreciation expenses	(419)	(415)	(498)	(178)	(141)	(84)	(189)	(87)	(10)	(10)	(1,257)	(774)
Dispositions and assets reclassified as held for sale	12	247	134	(25)	—	3	17	—	7	7	170	232
Foreign currency translation	(34)	(19)	(90)	(3)	(7)	(7)	(3)	(1)	9	2	(125)	(28)
Accumulated depreciation, end of year	(1,613)	(1,172)	(1,404)	(950)	(356)	(208)	(263)	(88)	(35)	(41)	(3,671)	(2,459)
Balance, end of year	$10,610	$9,669	$8,341	$8,216	$4,303	$4,080	$8,330	$1,043	$583	$764	$32,167	$23,772

Infrastructure’s PP&E assets are accounted for under the revaluation model, and the most recent date of revaluation was December 31, 2020. The company’s utilities assets consist of regulated transmission and regulated distribution networks, which are operated primarily under regulated rate base arrangements. In the company’s transport operations, the PP&E assets consist of railroads, toll roads and ports. PP&E assets in the midstream operations are comprised of energy transmission, distribution and storage and district energy assets. Data PP&E include mainly telecommunications towers, fiber optic networks and data storage assets. PP&E within our sustainable resource operations include standing timber, land, roads and other agricultural assets.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, midstream, data and sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization multiple	• Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	• Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s utilities, transport, midstream, data and sustainable resources assets at the end of 2020 and 2019 are summarized below.

	Utilities		Transport		Midstream		Sustainable Resources
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rates	7 – 14%	7 – 14%	7 – 13%	7 – 13%	15%	15%	6%	5 – 10%
Terminal capitalization multiples	7x – 23x	8x – 21x	9x – 14x	9x – 14x	10x	10x	6x	5x – 10x
Investment horizon/Exit date (years)	10	10 – 20	10	10 – 20	5 – 10	5 – 10	10	3 – 21
c)    Real Estate

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEAR ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019
Balance, beginning of year	$9,890	$7,713	$1,366	$1,045	$(1,527)	$(1,106)	$9,729	$7,652
Changes in basis of accounting	(1,895)	769	(681)	—	786	—	(1,790)	769
Additions/(dispositions)[1], net of assets reclassified as held for sale	1,023	514	(135)	(2)	27	37	915	549
Acquisitions through business combinations	—	785	—	—	—	—	—	785
Foreign currency translation	233	109	2	—	(41)	(15)	194	94
Fair value changes	—	—	(159)	323	—	—	(159)	323
Depreciation expenses	—	—	—	—	(457)	(443)	(457)	(443)
Balance, end of year	$9,251	$9,890	$393	$1,366	$(1,212)	$(1,527)	$8,432	$9,729
1.For accumulated depreciation, (additions)/dispositions.
The company’s real estate PP&E assets include hospitality assets accounted for under the revaluation model, with the most recent revaluation as at December 31, 2020. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of real estate assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life.
d)    Private Equity
Private equity and other PP&E includes assets owned by the company’s private equity and residential development operations. These assets are accounted for under the cost model, which requires the assets to be carried at cost less accumulated depreciation and any accumulated impairment losses. The following table presents the changes to the carrying value of the company’s property, plant and equipment assets included in these operations:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEAR ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019
Balance, beginning of year	$17,269	$9,027	$(643)	$(434)	$(2,458)	$(1,472)	$14,168	$7,121
Changes in basis of accounting	—	1,032	—	—	—	—	—	1,032
Additions/(dispositions)[1], net of assets reclassified as held for sale	874	477	57	—	290	332	1,221	809
Acquisitions through business combinations	84	6,650	—	—	—	—	84	6,650
Foreign currency translation	543	83	(3)	(13)	(61)	(44)	479	26
Depreciation expenses	—	—	—	—	(1,464)	(1,274)	(1,464)	(1,274)
Impairment charges	—	—	(284)	(196)	—	—	(284)	(196)
Balance, end of year	$18,770	$17,269	$(873)	$(643)	$(3,693)	$(2,458)	$14,204	$14,168
1.For accumulated depreciation, (additions)/dispositions.